Subsequent Events (Details) (USD $)	0 Months Ended				0 Months Ended				1 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Sep. 06, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 04, 2013 2013 Plan	Sep. 30, 2013 2013 Plan	Sep. 04, 2013 2003 Plan	Dec. 31, 2012 2003 Plan	Sep. 30, 2013 2013 ESPP	Sep. 04, 2013 2013 ESPP	Aug. 23, 2013 Common stock	Sep. 04, 2013 Subsequent event	Sep. 04, 2013 Subsequent event 2013 Plan	Sep. 04, 2013 Subsequent event 2003 Plan	Sep. 04, 2013 Subsequent event 2013 ESPP	Sep. 04, 2013 Subsequent event Common stock	Sep. 04, 2013 Subsequent event Redeemable convertible preferred stock
Subsequent Events
Reverse stock split ratio	0.25										0.25					0.25	0.25
Shares reserved for issuance			79,059,000		1,500,000	1,500,000				275,000			1,500,000		275,000
Remaining shares reserved for issuance			120,000				155,884	119,542						155,884
Additional shares authorized under the new plan					1,344,116								1,344,116
Annual increase in shares authorized under the plan, shares threshold					3,150,000								3,150,000
Percentage threshold of outstanding shares as of December 31 of each year for calculation of annual increase in authorized shares under the plan					4.00%								4.00%
Purchase price of common stock expressed as a percentage of the fair market value of a share of common stock									85.00%						85.00%
Common stock, shares authorized		175,000,000	104,013,161	104,013,161								175,000,000
Preferred stock authorized (in shares)		25,000,000	0									25,000,000
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001									$ 0.001